Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock - Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A
Numerator:
Allocation of net income (loss), as adjusted	$ 3,865,402
Denominator:
Basic and diluted weighted average stock outstanding	16,635,616
Basic and diluted net income (loss) per share of common stock	$ 0.23
Class B
Numerator:
Allocation of net income (loss), as adjusted	$ 1,027,512	$ (3,758)
Denominator:
Basic and diluted weighted average stock outstanding	4,312,500	3,750,000
Basic and diluted net income (loss) per share of common stock	$ 0.24